SELLING, GENERAL AND ADMINISTRATIVE COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Selling costs	€ 173,512	€ 167,819	€ 173,484
General and administrative costs	€ 169,667	€ 159,522	€ 155,581